November 16, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.

Attention: Mr. Dominic Minore, Division of Investment Management

Re:	NorthStar Real Estate Capital Income Fund-C

Dear Mr. Minore,

On behalf of NorthStar Real Estate Capital Income Fund-C (the “Fund”), we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a registration statement on Form N-2 (the “Registration Statement”) relating to the Fund’s initial issuance of common shares of beneficial interest, par value $0.001 per share (the “Shares”). The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

In order to expedite a declaration of effectiveness of the Registration Statement, the Fund respectfully requests that the Division of Investment Management (the “Division”) conduct a partial, or limited, review of the Registration Statement to include only (1) the financial statements, (2) narrative material that is underscored or otherwise marked to indicate textual changes, and (3) areas in which recent developments suggest that changes in prospectus disclosure are likely to be necessary. In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), which permits the Division the discretion to conduct such a limited review, the Fund respectfully submits this request for limited review based on the fact that the disclosure in the Registration Statement is substantially similar to disclosure in NorthStar Real Estate Capital Income Fund-ADV’s (“Fund-ADV”) pre-effective amendment no. 2 to its registration statement on Form N-2 (File Nos. 333-218396 and 811-23260) (the “Fund-ADV Registration Statement”) filed on October 16, 2017, which the Division has reviewed and which was declared effective on November 8, 2017. The Fund is an additional “feeder” in a “master-feeder” structure with identical investment objectives, investment strategies and investment adviser as Fund-ADV. The Fund’s shares have not yet been sold to the public.

The Fund’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Fund pursues its investment objective by investing substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund. Under normal circumstances, at least 80% of the Master Fund’s managed assets are invested in a diversified portfolio of real estate and real estate-related investments, which will be comprise of: (i) commercial real estate (“CRE”) debt, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and preferred equity interests; (ii) CRE equity investments, including (a) direct investments in CRE and (b) indirect ownership in CRE through private equity investments (“PE Investments”) and other joint ventures; and (iii) CRE securities, such as commercial mortgage-backed securities (“CMBS”), unsecured debt of publicly-traded real estate investment trusts (“REITs”) and collateralized debt obligation (“CDO”) notes.

The following is provided to assist the Division in its review of the Registration Statement.

I.	Material Changes from the Fund-ADV Registration Statement

The majority of changes from the Fund-ADV Registration Statement generally relate to (i) the fact that a distribution and servicing fee will be paid out of the assets of the Fund at an annualized rate of 1.00% of the NAV per share instead of Fund-ADV’s annualized rate of 0.25% of the NAV per share and (ii) updates to Colony NorthStar's allocation policy.

The following sections of the Registration Statement are substantially similar to their counterparts in the Fund-ADV Registration Statement:

THE TRUST AND THE MASTER FUND;

THE ADVISORS;

USE OF PROCEEDS;

INVESTMENT OBJECTIVES AND STRATEGIES;

MANAGEMENT OF THE TRUST AND THE MASTER FUND;

PORTFOLIO MANAGEMENT;

MANAGEMENT AND INCENTIVE FEES;

DETERMINATION OF NET ASSET VALUE;

SHARE REPURCHASE PROGRAM;

LIQUIDITY STRATEGY;

DESCRIPTION OF CAPITAL STRUCTURE;

REGULATION;

U.S. FEDERAL INCOME TAX CONSIDERATIONS;

ERISA CONSIDERATIONS;

INVESTOR SUITABILITY;

DISTRIBUTIONS;

DISTRIBUTION REINVESTMENT PLAN;

BROKERAGE ALLOCATION AND OTHER PRACTICES;

FISCAL YEAR; REPORTS;

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM;

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR;

LEGAL MATTERS;

AVAILABLE INFORMATION;

PRIVACY NOTICE; and

INQUIRIES.

II.	Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III.	New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques or products with respect to the Fund’s offering.

The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP

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